Land use right, net (Table) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2024
Land use right, net table
	December 31,
	2024	2023
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,811)	(2,662)

Net carrying amount	4,550	4,699
	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Amortization expense	149	180	150

Land use right, net estimated future land use right amortization expense
Future amortization expense
RMB’000

2025	149
2026	149
2027	149
2028	149
2029	149
Thereafter	3,805

Total	4,550